Accumulated Benefit Obligation and Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 29, 2013	Jun. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,555	$ 1,351
Accumulated benefit obligation	1,555	1,350
Fair value of plan assets	$ 1,431	$ 1,180